Shareholder's Equity	12 Months Ended
Jan. 31, 2013
Stockholders' Equity Note [Abstract]
Shareholder's Equity
Note 3. Shareholders' Equity
Share-Based Compensation
The Company has awarded share-based compensation to associates and nonemployee directors of the Company. The compensation expense recognized for all plans was $378 million, $355 million and $371 million for fiscal 2013, 2012 and 2011, respectively. Share-based compensation expense is included in operating, selling, general and administrative expenses in the Company's Consolidated Statements of Income. The total income tax benefit recognized for share-based compensation was $142 million, $134 million and $141 million for fiscal 2013, 2012 and 2011, respectively. The following table summarizes the Company's share-based compensation expense by award type:

	Fiscal Years Ended January 31,
(Amounts in millions)	2013	2012	2011
Restricted stock and performance share awards	$152	$142	$162
Restricted stock rights	195	184	157
Stock options	31	29	52
Share-based compensation expense	$378	$355	$371

The Company's shareholder-approved Stock Incentive Plan of 2010 (the "Plan") became effective June 4, 2010 and amended and restated the Company's Stock Incentive Plan of 2005. The Plan was established to grant stock options, restricted (non-vested) stock, performance shares and other equity compensation awards for which 210 million shares of common stock issued or to be issued under the Plan have been registered under the Securities Act of 1933, as amended. The Company believes that such awards serve to align the interests of its associates with those of its shareholders.
The Plan's award types are summarized as follows:

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Restricted Stock and Performance Share Awards. Restricted stock awards are for shares that vest based on the passage of time and include restrictions related to employment. Performance share awards vest based on the passage of time and achievement of performance criteria and may range from 0% to 150% of the original award amount. Vesting periods for these awards are generally between three and five years. Restricted stock and performance share awards may be settled or deferred in stock and are accounted for as equity in the Company's Consolidated Balance Sheets. The fair value of restricted stock awards is determined on the date of grant and is expensed ratably over the vesting period. The fair value of performance share awards is determined on the date of grant using the Company's stock price discounted for the expected dividend yield through the vesting period and is recognized over the vesting period.

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Restricted Stock Rights. Restricted stock rights provide rights to Company stock after a specified service period; 50% vest three years from the grant date and the remaining 50% vest five years from the grant date. The fair value of each restricted stock right is determined on the date of grant using the stock price discounted for the expected dividend yield through the vesting period and is recognized ratably over the vesting period. The expected dividend yield is based on the anticipated dividends over the vesting period. The weighted-average discount for the dividend yield used to determine the fair value of restricted stock rights granted in fiscal 2013, 2012 and 2011 was 12.2%, 11.7% and 9.1%, respectively.

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Stock Options. Stock options allow the associate to buy a specified number of shares at a set price. Options granted generally vest over five years and have a contractual term of ten years. Options may include restrictions related to employment, satisfaction of performance conditions or other conditions. Under the Plan and prior plans, substantially all stock options have been granted with an exercise price equal to the market price of the Company's stock at the date of grant.

In addition to the Plan, the Company's subsidiary in the United Kingdom, ASDA, has two other stock option plans for certain ASDA colleagues. A combined 49 million shares of the Company's common stock were registered under the Securities Act of 1933, as amended, for issuance upon the exercise of stock options granted under the Colleague Share Ownership Plan 1999 (the "CSOP") and the ASDA Sharesave Plan 2000 ("Sharesave Plan").

•	CSOP. The CSOP grants have either a three- or six-year vesting period. The CSOP options may be exercised during the two months immediately following the vesting date.

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Sharesave Plan. The Sharesave Plan grants options at 80% of the Company's average stock price for the three days preceding the grant date. The Sharesave Plan options vest after three years and may generally be exercised up to six months after the vesting date.

The following table shows the activity for each award type during fiscal 2013:

	Restricted Stock and Performance Share Awards		Restricted Stock Rights		Stock Options(1)
(Shares in thousands)	Shares	Weighted- Average Grant-Date Fair Value Per Share	Shares	Weighted- Average Grant-Date Fair Value Per Share	Shares	Weighted- Average Exercise Price Per Share
Outstanding at February 1, 2012	13,320	$53.56	17,621	$47.76	20,152	$48.21
Granted	4,488	62.13	5,262	53.27	2,082	47.39
Vested/exercised	(2,982)	50.95	(3,714)	45.35	(10,701)	48.12
Forfeited or expired	(2,228)	52.73	(1,330)	48.37	(1,293)	52.56
Outstanding at January 31, 2013	12,598	$57.37	17,839	$49.79	10,240	$47.58
Exercisable at January 31, 2013					5,326	$50.00

(1)	Includes stock option awards granted under the Plan, the CSOP and the Sharesave Plan.
As of January 31, 2013, the unrecognized compensation cost for restricted stock and performance share awards, restricted stock rights and stock option awards was $233 million, $437 million and $21 million, respectively, and is expected to be recognized over a weighted-average period of 2.0 years, 1.7 years and 2.8 years, respectively. Additionally, as of January 31, 2013, the weighted-average remaining life for stock options outstanding and stock options exercisable was 5.3 years and 2.7 years, respectively, and had an aggregate intrinsic value of $229 million and $106 million, respectively.
The following table includes additional information related to restricted stock and performance share awards and restricted stock rights:

	Fiscal Years Ended January 31,
(Amounts in millions)	2013	2012	2011
Fair value of restricted stock and performance share awards vested	$155	$134	$142
Fair value of restricted stock rights vested	168	178	50

The following table includes additional information related to stock option awards:

	Fiscal Years Ended January 31,
(Amounts in millions)	2013	2012	2011
Fair value of stock options vested	$33	$50	$54
Proceeds from stock options exercised	320	420	205
Intrinsic value of stock options exercised	207	91	51

The fair value of each stock option award is estimated on the date of grant using the Black-Scholes-Merton option valuation model that uses various assumptions for inputs. The Company uses expected volatilities and risk-free interest rates that correlate with the expected term of the option when estimating an option's fair value. The following table provides the weighted-average assumptions used to estimate the fair values of the Company's stock options granted in fiscal 2013, 2012 and 2011:

	Fiscal Years Ended January 31,
	2013	2012	2011
Dividend yield(1)	2.8%	2.9%	2.3%
Volatility(2)	16.2%	17.6%	17.1%
Risk-free interest rate(3)	0.6%	1.3%	1.8%
Expected life in years(4)	3.0	3.0	3.1
Weighted-average fair value of options granted	$10.57	$9.61	$12.53

(1)	Expected dividend yield is based on the anticipated dividends over the vesting period.

(2)	Expected volatility is based on historical volatility of the Company's stock.

(3)	Risk-free interest rate is based on the U.S. Treasury yield curve at the time of the grant.

(4)	Expected life in years is based on historical exercise and expiration activity of grants with similar vesting periods.
Share Repurchase Program
From time to time, the Company repurchases shares of its common stock under share repurchase programs authorized by the Board of Directors. The current $15.0 billion share repurchase program has no expiration date or other restrictions limiting the period over which the Company can make share repurchases under the program. At January 31, 2013, authorization for $3.7 billion of share repurchases remained under the current share repurchase program. Any repurchased shares are constructively retired and returned to an unissued status.
The Company considers several factors in determining when to execute share repurchases, including, among other things, current cash needs, capacity for leverage, cost of borrowings and the market price of its common stock. Cash paid for share repurchases during fiscal 2013, 2012 and 2011, was as follows:

Share Repurchases	Total Number of Shares Repurchased (in millions)	Average Price Paid per Share (in dollars)	Total Investment (in billions)
Fiscal year ended January 31, 2013	113.2	$67.15	$7.6
Fiscal year ended January 31, 2012	115.3	54.64	6.3
Fiscal year ended January 31, 2011	279.1	53.03	14.8